UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09105
New World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class A
| NEWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.98% *
*Annualized.
Key fund sta
tistic
s
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class C
| NEWCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six mo
nt
hs?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.73% *
*Annualized.
Key fund statis
tic
s
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class T
| TNWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
W
h
at were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 35	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availabi
lit
y of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-1
| NWFFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 48	0.97% *
*Annualized.
Key fund s
tatis
tics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-2
| NFFFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34	0.68% *
*Annualized.
Key fund
stat
istics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-3
| FNWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availabi
lity of ad
dit
io
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-A
| CNWAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 50	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-C
| CNWCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 87	1.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-E
| CNWEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 59	1.19% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-T
| TWNFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.78% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-1
| CNWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 39	0.78% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-2
| FNFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.70% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-3
| FWWNX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.63% *
*Annualized.
Key fun
d st
atistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-1
| RNWAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 82	1.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Avai
labi
lity of additional in
form
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-2
| RNWBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 83	1.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-2E
| RNEBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund costs
for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 69	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-3
| RNWCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six m
onths?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	1.22% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-4
| RNWEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 46	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5E
| RNWHX
for the six
months ended
April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 36	0.72% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5
| RNWFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-036-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-6
| RNWGX
for the six
months
ended
April
30, 2025
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.57% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 62,597
Total number of portfolio holdings	610
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-036-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-036-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025unaudited

Common stocks 91.69%		Shares	Value (000)
Financials 18.93%
	Banco Bilbao Vizcaya Argentaria, SA	59,733,844	$821,063
	Nu Holdings, Ltd., Class A1	65,660,876	816,165
	Mastercard, Inc., Class A	1,041,327	570,710
	Kotak Mahindra Bank, Ltd.	19,073,825	498,972
	HDFC Bank, Ltd.	17,285,624	394,036
	UniCredit SpA	6,799,657	393,195
	KB Financial Group, Inc.	6,020,942	382,067
	Capitec Bank Holdings, Ltd.	1,922,556	356,479
	ICICI Bank, Ltd.	13,799,103	232,089
	ICICI Bank, Ltd. (ADR)	2,993,607	100,465
	Bank Central Asia Tbk PT	587,843,800	315,933
	PICC Property and Casualty Co., Ltd., Class H	169,797,400	314,854
	AIA Group, Ltd.	41,036,849	310,037
	Eurobank Ergasias Services and Holdings SA	108,312,108	307,874
	PB Fintech, Ltd.[1]	15,941,933	306,869
	XP, Inc., Class A	17,950,213	288,998
	Bank Mandiri (Persero) Tbk PT	916,350,111	270,864
	Cholamandalam Investment and Finance Co., Ltd.	14,469,644	255,714
	Standard Chartered PLC	17,096,476	247,650
	Visa, Inc., Class A	664,847	229,705
	Grupo Financiero Banorte, SAB de CV, Series O	24,260,683	208,481
	Hana Financial Group, Inc.	4,498,599	204,400
	Abu Dhabi Islamic Bank PJSC	40,565,571	202,180
	National Bank of Greece SA	17,738,309	188,513
	Al Rajhi Banking and Investment Corp., non-registered shares	7,210,065	188,484
	B3 SA - Brasil, Bolsa, Balcao	73,266,239	174,156
	S&P Global, Inc.	346,558	173,296
	Hong Kong Exchanges and Clearing, Ltd.	3,870,400	171,665
	AU Small Finance Bank, Ltd.	21,014,034	169,006
	Shriram Finance, Ltd.	22,721,597	164,718
	Bank of the Philippine Islands	60,674,985	152,088
	Banco BTG Pactual SA, units	21,992,640	147,686
	Brookfield Corp., Class A	2,638,613	141,614
	Emirates NBD Bank PJSC	22,724,642	127,192
	Discovery, Ltd.	11,088,261	123,287
	Samsung Fire & Marine Insurance Co., Ltd.	442,765	116,468
	Woori Financial Group, Inc.	8,614,511	107,437
	Bajaj Finance, Ltd.	1,000,000	102,264
	China Merchants Bank Co., Ltd., Class H	15,467,500	85,120
	China Merchants Bank Co., Ltd., Class A	2,400,400	13,457
	BSE, Ltd.	1,307,922	98,496
	Banco Santander, SA	13,759,359	97,010
	HSBC Holdings PLC (GBP denominated)	8,653,094	96,089
	Commercial International Bank - Egypt (CIB) SAE (GDR)	47,339,605	73,882
	Commercial International Bank - Egypt (CIB) SAE	11,776,605	18,760
	Alpha Services and Holdings SA	37,608,622	91,818
	Aon PLC, Class A	242,917	86,185
	Axis Bank, Ltd.	5,850,891	82,116
	Canara Bank	58,889,813	68,011
	People’s Insurance Company (Group) of China, Ltd. (The), Class H1	103,073,000	61,484
	Saudi National Bank (The)	5,723,211	54,590
	Futu Holdings, Ltd. (ADR)	578,837	53,432
	Prudential PLC	4,513,381	48,104
	BNP Paribas SA	565,820	47,821
	Erste Group Bank AG	666,286	44,879
	Ping An Insurance (Group) Company of China, Ltd., Class H	6,754,000	40,899
	Grupo Financiero Galicia SA, Class B (ADR)[1]	635,876	38,407
	Edenred SA	1,176,950	36,749
	Kaspi.kz JSC (ADR)	409,779	36,016
	Vietnam Technological and Commercial JSCB (The)[1]	32,836,400	34,205
	Bajaj Finserv, Ltd.	1,331,886	30,800
	Abu Dhabi Commercial Bank PJSC	8,677,277	27,699
	CVC Capital Partners PLC	1,507,419	26,914
	Saudi Awwal Bank SJSC, non-registered shares	2,850,834	26,644
	Central Depository Services (India), Ltd.[1]	1,670,052	26,139

1	New World Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of Ningbo Co., Ltd., Class A	7,434,120	$24,478
	Industrial and Commercial Bank of China, Ltd., Class H	34,256,000	23,594
	Bajaj Housing Finance, Ltd.[1]	10,778,127	15,588
	BDO Unibank, Inc.	5,458,678	15,576
	Bank of Baroda	4,619,561	13,675
	Haci Ömer Sabanci Holding AS	6,900,734	13,183
	Asia Commercial Joint Stock Bank	10,542,800	9,770
	Power Finance Corp., Ltd.	1,604,561	7,749
	Sberbank of Russia PJSC[2]	38,486,552	— [3]
			11,846,013

Information technology 15.33%
	Taiwan Semiconductor Manufacturing Co., Ltd.	124,914,031	3,560,820
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	218,680	36,452
	Microsoft Corp.	3,163,325	1,250,336
	Broadcom, Inc.	4,096,666	788,485
	SK hynix, Inc.	5,806,478	729,622
	NVIDIA Corp.	4,289,797	467,245
	ASML Holding NV	610,002	408,352
	ASML Holding NV (ADR)	40,058	26,762
	Apple, Inc.	1,241,751	263,872
	Synopsys, Inc.[1]	555,733	255,087
	SAP SE	745,133	215,512
	SAP SE (ADR)	83,657	24,444
	Keyence Corp.	454,317	190,807
	Capgemini SE	1,027,581	163,472
	MediaTek, Inc.	3,316,130	140,524
	Tokyo Electron, Ltd.	794,800	118,467
	Samsung Electronics Co., Ltd.	2,520,076	98,758
	E Ink Holdings, Inc.	13,748,000	95,851
	eMemory Technology, Inc.	1,108,000	89,175
	Coforge, Ltd.	998,973	86,530
	HCL Technologies, Ltd.	4,246,236	78,871
	Tata Consultancy Services, Ltd.	1,739,409	71,147
	Advantech Co., Ltd.	6,476,000	68,519
	Oracle Corp.	428,042	60,234
	Globant SA1	489,155	57,510
	TDK Corp.	5,325,400	56,895
	ASM International NV	75,804	37,129
	Micron Technology, Inc.	400,516	30,820
	KLA Corp.	41,661	29,275
	Applied Materials, Inc.	157,228	23,696
	Credo Technology Group Holding, Ltd.[1]	490,124	21,100
	EPAM Systems, Inc.[1]	120,753	18,947
	Canva, Inc.[1,2,4]	10,572	13,532
	Lattice Semiconductor Corp.[1]	275,768	13,493
	Disco Corp.	23,500	4,562
	Elite Material Co., Ltd.[1]	131,000	2,286
			9,598,589

Consumer discretionary 12.37%
	MercadoLibre, Inc.[1]	682,463	1,590,719
	Trip.com Group, Ltd. (ADR)	8,366,622	493,547
	Trip.com Group, Ltd.	5,082,350	303,549
	Meituan, Class B1	32,875,200	549,875
	BYD Co., Ltd., Class A	4,494,085	218,151
	BYD Co., Ltd., Class H	4,053,000	195,400
	LVMH Moet Hennessy-Louis Vuitton SE	699,755	386,144
	Midea Group Co., Ltd., Class A	34,045,493	345,455
	Eicher Motors, Ltd.	4,921,140	324,377
	Alibaba Group Holding, Ltd.	12,200,500	183,090
	Alibaba Group Holding, Ltd. (ADR)	712,660	85,113
	Galaxy Entertainment Group, Ltd.	68,572,000	251,127
	H World Group, Ltd. (ADR)	5,904,313	202,164
	H World Group, Ltd.	5,461,900	19,077
	Compagnie Financière Richemont SA, Class A	1,228,903	216,217
	Jumbo SA5	6,830,391	216,184
	TVS Motor Co., Ltd.	5,501,962	174,089

New World Fund	2

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Ferrari NV (EUR denominated)	378,150	$172,209
	adidas AG	735,046	167,977
	Maruti Suzuki India, Ltd.	1,110,014	160,800
	Titan Co., Ltd.	3,676,360	147,187
	Hermes International	35,213	96,126
	Amadeus IT Group SA, Class A, non-registered shares	1,222,089	96,053
	Naspers, Ltd., Class N	308,285	80,981
	PDD Holdings, Inc. (ADR)[1]	737,268	77,833
	Industria de Diseno Textil, SA	1,394,346	75,050
	Sands China, Ltd.[1]	41,109,903	74,662
	Booking Holdings, Inc.	14,508	73,980
	Hyundai Motor India, Ltd.[1]	3,227,011	65,320
	Shenzhou International Group Holdings, Ltd.	9,280,700	64,543
	Inchcape PLC	6,154,403	55,128
	YUM! Brands, Inc.	336,760	50,662
	Li Ning Co., Ltd.	24,650,500	47,026
	Mahindra & Mahindra, Ltd.	1,190,296	41,304
	Evolution AB	561,703	39,363
	Aptiv Holdings, Ltd.[1]	658,967	37,601
	Marriott International, Inc., Class A	141,421	33,740
	Airbnb, Inc., Class A1	263,214	32,091
	Starbucks Corp.	357,732	28,636
	Tesla, Inc.[1]	96,573	27,249
	Stellantis NV	2,816,163	26,005
	Swiggy, Ltd.[1]	6,709,163	25,143
	Hyundai Mobis Co., Ltd.	131,324	24,747
	Renault SA	461,710	24,461
	Tube Investments of India, Ltd.	702,883	24,154
	Hilton Worldwide Holdings, Inc.	104,437	23,548
	NIKE, Inc., Class B	341,416	19,256
	Compagnie Generale des Etablissements Michelin	514,420	18,737
	Shangri-La Asia, Ltd.	32,306,000	18,084
	Royal Caribbean Cruises, Ltd.	77,300	16,613
	Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	14,654
	JD.com, Inc., Class A	446,100	7,323
	ITC Hotels, Ltd.[1]	536,919	1,237
			7,743,761

Industrials 10.87%
	Airbus SE, non-registered shares	4,605,955	771,143
	International Container Terminal Services, Inc.	73,223,011	449,773
	Rolls-Royce Holdings PLC	42,028,780	423,322
	Rumo SA5	109,499,304	374,314
	Safran SA	1,128,140	299,121
	Shenzhen Inovance Technology Co., Ltd., Class A	28,474,109	280,997
	Techtronic Industries Co., Ltd.	25,657,500	261,016
	Copa Holdings, SA, Class A	2,771,256	254,290
	General Electric Co.	1,054,583	212,541
	BAE Systems PLC	8,710,941	200,219
	Leonardo SpA	3,652,481	189,665
	Hitachi, Ltd.	7,376,780	182,413
	Grupo Aeroportuario del Pacifico, SAB de CV, Class B	7,289,559	148,003
	Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	122,073	25,087
	TransDigm Group, Inc.	120,618	170,442
	Daikin Industries, Ltd.	1,446,339	165,837
	Contemporary Amperex Technology Co., Ltd., Class A	4,860,326	154,737
	Larsen & Toubro, Ltd.	3,888,413	153,919
	LS Electric Co., Ltd.	1,054,819	152,898
	CCR SA, ordinary nominative shares	62,819,673	148,881
	Uber Technologies, Inc.[1]	1,791,971	145,167
	Mitsubishi Heavy Industries, Ltd.	6,955,300	136,568
	Localiza Rent a Car SA, ordinary nominative shares	17,725,276	134,178
	DSV A/S	623,733	132,675
	Siemens AG	557,227	127,773
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	12,376,795	127,097
	Wizz Air Holdings PLC[1]	5,161,655	113,361
	Weichai Power Co., Ltd., Class A	34,103,988	71,319
	Weichai Power Co., Ltd., Class H	17,634,000	34,783

3	New World Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	IMCD NV	571,265	$76,045
	InPost SA1	4,029,746	68,059
	Schneider Electric SE	288,678	67,643
	Ayala Corp.	6,281,260	67,148
	Carrier Global Corp.	996,662	62,331
	Bureau Veritas SA	1,394,305	43,976
	GE Vernova, Inc.	117,365	43,521
	Aselan Elektronik Sanayi ve Ticaret AS	12,176,842	42,831
	GT Capital Holdings, Inc.	4,491,490	39,389
	Airports of Thailand PCL, foreign registered shares	27,344,500	31,351
	Ingersoll-Rand, Inc.	408,895	30,843
	Hanwha Aerospace Co., Ltd.	54,840	30,561
	Grab Holdings, Ltd., Class A1	5,884,110	28,714
	Boeing Co. (The)[1]	154,956	28,394
	Epiroc AB, Class B	1,247,290	24,654
	SM Investments Corp.	1,339,150	20,902
	SMC Corp.	58,944	19,206
	Legrand SA	142,608	15,701
	Embraer SA	1,197,200	13,695
	Haitian International Holdings, Ltd.	3,204,000	7,426
			6,803,929

Communication services 9.43%
	Tencent Holdings, Ltd.	18,532,237	1,149,995
	Meta Platforms, Inc., Class A	1,552,534	852,341
	Bharti Airtel, Ltd.	32,215,629	711,426
	Bharti Airtel, Ltd., interim shares	1,053,470	17,634
	Alphabet, Inc., Class C	1,619,507	260,563
	Alphabet, Inc., Class A	1,559,031	247,574
	NetEase, Inc.	20,571,486	442,186
	KANZHUN, Ltd., Class A (ADR)[1]	24,371,326	372,881
	MTN Group, Ltd.	49,564,522	326,982
	Netflix, Inc.[1]	238,963	270,439
	KT Corp. (ADR)	10,232,912	199,132
	Tencent Music Entertainment Group, Class A (ADR)	14,835,621	199,094
	America Movil, SAB de CV, Class B (ADR)	10,094,064	174,022
	True Corp. PCL, foreign registered shares[1]	301,419,981	109,294
	True Corp. PCL, nonvoting depository receipts[1]	56,649,119	20,541
	Telkom Indonesia (Persero) Tbk PT, Class B	639,776,300	101,995
	Indus Towers, Ltd.[1]	19,414,447	93,920
	Sea, Ltd., Class A (ADR)[1]	657,150	88,091
	TIM SA	24,950,372	83,312
	Orange	5,692,927	82,666
	Baidu, Inc., Class A (ADR)[1]	565,520	49,664
	Singapore Telecommunications, Ltd.	10,665,800	30,916
	JCDecaux SE	1,181,232	20,630
			5,905,298

Consumer staples 7.03%
	Kweichow Moutai Co., Ltd., Class A	3,502,792	746,446
	Nestle SA	3,834,536	408,120
	ITC, Ltd.	62,933,838	317,413
	Dino Polska SA, non-registered shares[1,6]	1,649,111	231,042
	Arca Continental, SAB de CV	19,244,791	202,521
	Varun Beverages, Ltd.	32,211,150	199,323
	JBS SA	25,120,554	195,116
	Carlsberg A/S, Class B	1,362,809	186,090
	Avenue Supermarts, Ltd.[1]	3,210,968	159,826
	Anheuser-Busch InBev SA/NV	2,073,990	136,205
	Tsingtao Brewery Co., Ltd., Class H	17,723,813	125,516
	Shoprite Holdings, Ltd.	7,835,663	120,465
	KT&G Corp.	1,388,315	111,747
	Constellation Brands, Inc., Class A	594,650	111,521
	Monster Beverage Corp.[1]	1,748,624	105,127
	Philip Morris International, Inc.	610,632	104,638
	L’Oreal SA, non-registered shares	236,620	103,832
	Ajinomoto Co., Inc.	4,500,562	91,924
	United Spirits, Ltd.	4,661,172	86,401

New World Fund	4

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Budweiser Brewing Co., APAC, Ltd.[6]	69,933,100	$74,514
	British American Tobacco PLC	1,708,532	74,134
	BBB Foods, Inc., Class A1	2,396,380	73,233
	Raia Drogasil SA, ordinary nominative shares	20,000,000	69,919
	Masan Group Corp.[1]	26,775,300	64,514
	Mondelez International, Inc., Class A	831,999	56,684
	Danone SA	510,176	43,903
	WH Group, Ltd.	44,472,265	39,976
	Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates[6]	21,001,800	37,023
	Coca-Cola Co.	471,726	34,224
	Dabur India, Ltd.	5,306,400	30,662
	Godrej Consumer Products, Ltd.	1,813,814	27,077
	Chongqing Brewery Co., Ltd., Class A	2,609,958	20,770
	JD Health International, Inc.[1]	2,363,950	11,319
			4,401,225

Health care 6.79%
	Novo Nordisk AS, Class B	10,970,149	730,808
	Eli Lilly and Co.	757,351	680,821
	Max Healthcare Institute, Ltd.[5]	51,780,682	669,140
	Laurus Labs, Ltd.[5]	35,030,909	250,657
	Thermo Fisher Scientific, Inc.	538,587	231,054
	AstraZeneca PLC	1,444,336	206,990
	Abbott Laboratories	1,364,340	178,387
	BeiGene, Ltd. (ADR)[1]	569,629	147,996
	BeiGene, Ltd.[1]	692,400	13,924
	EssilorLuxottica SA	487,671	140,041
	Rede D’Or Sao Luiz SA	23,799,687	134,281
	Jiangsu Hengrui Medicine Co., Ltd., Class A	19,045,244	134,108
	Innovent Biologics, Inc.[1]	18,268,000	127,471
	Zai Lab, Ltd. (ADR)[1,6]	3,274,106	103,756
	Danaher Corp.	351,254	70,015
	Mankind Pharma, Ltd.[1]	2,168,292	63,303
	OdontoPrev SA	24,789,972	46,652
	Revvity, Inc.	465,462	43,488
	Lupin, Ltd.	1,601,970	39,840
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,501,010	38,791
	bioMerieux SA	255,924	34,469
	Alcon, Inc.	347,191	33,838
	Medtronic PLC	267,542	22,677
	WuXi AppTec Co., Ltd., Class H6	2,895,100	22,658
	Siemens Healthineers AG	406,028	21,807
	Asahi Intecc Co., Ltd.	1,327,900	20,399
	Align Technology, Inc.[1]	88,905	15,407
	Wuxi Biologics (Cayman), Inc.[1]	4,403,000	13,062
	Legend Biotech Corp. (ADR)[1]	338,854	11,843
	CanSino Biologics, Inc., Class H1	830,600	3,658
			4,251,341

Materials 4.86%
	First Quantum Minerals, Ltd.[1]	32,212,764	432,510
	Linde PLC	756,731	342,973
	Vale SA, ordinary nominative shares	18,877,225	175,828
	Vale SA (ADR), ordinary nominative shares	13,432,672	125,058
	Freeport-McMoRan, Inc.	8,102,830	291,945
	Barrick Gold Corp.	11,723,615	223,218
	APL Apollo Tubes, Ltd.	10,507,405	201,709
	Amcor PLC (CDI)	16,044,702	150,856
	Glencore PLC	44,513,568	145,220
	Grupo Mexico, SAB de CV, Series B	24,549,762	127,565
	BASF SE	2,221,544	112,695
	Sika AG	364,849	91,306
	Anhui Conch Cement Co., Ltd., Class H	31,168,500	88,358
	Nutrien, Ltd. (CAD denominated)	1,190,935	67,987
	Southern Copper Corp.	645,589	57,793
	Fresnillo PLC	4,065,263	54,440
	Loma Negra Compania Industrial Argentina SA (ADR)[1]	3,975,843	44,529
	Wheaton Precious Metals Corp. (CAD denominated)	504,731	42,144

5	New World Fund

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Corteva, Inc.	666,000	$41,285
	Asian Paints, Ltd.	1,205,674	34,627
	SRF, Ltd.	904,647	32,276
	Ivanhoe Mines, Ltd., Class A1	2,857,295	25,369
	Akzo Nobel NV	392,070	24,850
	UltraTech Cement Ltd.[1]	179,177	24,710
	Arkema SA	303,513	23,027
	Antofagasta PLC	778,776	17,182
	Indorama Ventures PCL, foreign registered shares	21,133,400	12,038
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	1,896,611	11,702
	Albemarle Corp.	121,298	7,102
	Shin-Etsu Chemical Co., Ltd.	178,800	5,432
	Gerdau SA (ADR)	1,111,147	2,900
	Alrosa PJSC[2]	15,128,747	— [3]
			3,038,634

Energy 2.42%
	Reliance Industries, Ltd.	18,865,786	314,034
	TotalEnergies SE	4,619,564	261,973
	Adnoc Gas PLC	218,466,490	188,672
	Vista Energy, SAB de CV, Class A (ADR)[1]	3,500,759	158,129
	ADNOC Drilling Co. PJSC	115,152,890	153,831
	Galp Energia, SGPS, SA, Class B	6,541,966	101,354
	Cheniere Energy, Inc.	320,186	73,998
	Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	5,799,400	65,475
	Shell PLC (GBP denominated)	1,828,489	58,503
	Chevron Corp.	301,883	41,074
	Schlumberger NV	1,153,825	38,365
	New Fortress Energy, Inc., Class A6	6,474,027	35,154
	Exxon Mobil Corp.	147,373	15,567
	Borr Drilling, Ltd.[1,6]	6,168,051	10,486
	Rosneft Oil Co. PJSC[2]	8,335,580	— [3]
			1,516,615

Real estate 1.89%
	Macrotech Developers, Ltd.	43,585,578	681,631
	China Resources Mixc Lifestyle Services, Ltd.	36,993,800	177,792
	China Resources Land, Ltd.	23,929,000	81,428
	Emaar Properties PJSC	20,813,391	74,350
	CK Asset Holdings, Ltd.	14,075,000	57,893
	KE Holdings, Inc., Class A (ADR)	2,470,758	50,157
	SM Prime Holdings, Inc.	91,326,900	39,843
	Longfor Group Holdings, Ltd.[6]	6,773,436	9,181
	Fibra Uno Administracion REIT, SA de CV	4,912,149	6,335
	ALLOS SA, ordinary nominative shares	1,074,770	4,026
			1,182,636

Utilities 1.77%
	Gulf Development PCL	142,889,883	209,582
	Equatorial Energia SA, ordinary nominative shares	28,441,589	184,477
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	7,898,093	158,500
	Power Grid Corporation of India, Ltd.	35,535,646	129,405
	SembCorp Industries, Ltd.	22,589,000	114,327
	Torrent Power, Ltd.	4,523,880	82,532
	NTPC, Ltd.	18,276,719	76,799
	Engie SA	2,937,755	60,651
	NTPC Green Energy, Ltd.[1]	40,758,034	48,585
	CPFL Energia SA	4,648,079	31,278
	AES Corp.	1,333,636	13,336
			1,109,472
	Total common stocks (cost: $40,979,406,000)		57,397,513

New World Fund	6

Preferred securities 0.71%		Shares	Value (000)
Financials 0.33%
	Itau Unibanco Holding SA (ADR), preferred nominative shares	24,093,633	$152,031
	Itau Unibanco Holding SA, preferred nominative shares	8,488,927	53,221
			205,252

Real estate 0.19%
	QuintoAndar, Ltd., Series E, preference shares[1,2,4]	433,164	93,845
	QuintoAndar, Ltd., Series E-1, preference shares[1,2,4]	113,966	24,691
			118,536

Information technology 0.14%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	2,627,168	86,755
	Canva, Inc., Series A, noncumulative preferred shares[1,2,4]	925	1,184
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,4]	38	49
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,4]	3	4
	Canva, Inc., Series A-5, noncumulative preferred shares[1,2,4]	2	2
			87,994

Consumer discretionary 0.05%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	656,403	32,815
	Getir BV, Series D, preferred shares[1,2,4]	103,205	— [3]
			32,815
	Total preferred securities (cost: $482,492,000)		444,597
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	92,641	2,837
	Total convertible stocks (cost: $4,643,000)		2,837
Bonds, notes & other debt instruments 3.77%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.36%
	Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	USD7,900	7,402
	Abu Dhabi (Emirate of) 5.50% 4/30/2054	16,400	16,291
	Angola (Republic of) 8.00% 11/26/2029[7]	13,202	10,568
	Angola (Republic of) 8.75% 4/14/2032[7]	6,950	5,473
	Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	17,239	11,539
	Argentine Republic 5.00% 1/9/2038	10,333	7,220
	Brazil (Federative Republic of) 10.00% 1/1/2027	BRL297,516	49,652
	Brazil (Federative Republic of) 6.00% 5/15/2027[9]	483,007	82,121
	Brazil (Federative Republic of) 0% 1/1/2030	200,000	19,418
	Brazil (Federative Republic of) 10.00% 1/1/2031	317,663	47,935
	Brazil (Federative Republic of) 6.00% 8/15/2032[9]	86,680	14,091
	Brazil (Federative Republic of) 10.00% 1/1/2033	351,590	51,275
	Brazil (Federative Republic of) 10.00% 1/1/2035	1,313,300	185,244
	Brazil (Federative Republic of) 6.00% 8/15/2050[9]	127,723	19,331
	Chile (Republic of) 5.30% 11/1/2037	CLP7,520,000	7,705
	Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,836
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY456,940	67,931
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	98,000	14,173
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	77,009
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	22,100	3,814
	China (People’s Republic of), Series INBK, 2.57% 5/20/2054	71,400	11,266
	Colombia (Republic of) 3.25% 4/22/2032	USD11,800	9,130
	Colombia (Republic of) 8.50% 4/25/2035	13,600	13,834
	Colombia (Republic of) 5.625% 2/26/2044	2,209	1,583
	Colombia (Republic of) 5.00% 6/15/2045	7,251	4,733
	Colombia (Republic of) 5.20% 5/15/2049	3,955	2,568
	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP79,746,000	15,402
	Colombia (Republic of), Series B, 13.25% 2/9/2033	29,638,300	7,497
	Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	130,200	9,562
	Colombia (Republic of), Series B, 9.25% 5/28/2042	78,682,600	14,231
	Colombia (Republic of), Series B, 7.25% 10/26/2050	112,070,000	15,623
	Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,854

7	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Czech Republic 1.95% 7/30/2037	CZK300,160	$10,662
Dominican Republic 8.625% 4/20/2027[7]	USD3,300	3,422
Dominican Republic 6.00% 7/19/2028[7]	4,360	4,396
Dominican Republic 4.50% 1/30/2030[7]	2,307	2,153
Dominican Republic 4.875% 9/23/2032	3,435	3,092
Dominican Republic 5.875% 1/30/2060[7]	10,273	8,478
Dominican Republic 5.875% 1/30/2060	3,054	2,520
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP475,000	9,686
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,579
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD2,350	1,911
Egypt (Arab Republic of) 7.625% 5/29/2032[7]	7,060	6,027
Egypt (Arab Republic of) 7.625% 5/29/2032	2,000	1,707
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	3,652
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,041
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	5,359
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	7,510	5,191
Gabonese Republic 7.00% 11/24/2031	7,500	5,321
Georgia (Republic of) 2.75% 4/22/2026[7]	4,995	4,800
Honduras (Republic of) 6.25% 1/19/2027	15,473	15,332
Honduras (Republic of) 5.625% 6/24/2030[7]	5,600	5,121
Honduras (Republic of) 5.625% 6/24/2030	2,042	1,867
Hungary (Republic of) 6.25% 9/22/2032[7]	6,200	6,399
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF4,610,600	11,012
India (Republic of) 7.18% 7/24/2037	INR1,888,480	23,814
India (Republic of) 7.09% 8/5/2054	5,265,940	65,151
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,488
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR200,000,000	12,234
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	42,582,000	2,517
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	725,794,000	44,163
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	833,111,000	49,518
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	138,600,000	8,686
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,787
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,325
Kenya (Republic of) 9.50% 3/5/2036[7]	USD10,010	8,806
Malaysia (Federation of) 4.28% 3/23/2054	MYR22,900	5,510
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	164,000	38,522
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	7,783
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	4,098
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	11,448
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,366
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD14,500	14,923
Morocco (Kingdom of) 5.95% 3/8/2028[7]	4,231	4,308
Morocco (Kingdom of) 3.875% 4/2/2029	EUR11,440	12,991
Morocco (Kingdom of) 4.75% 4/2/2035	3,760	4,233
Mozambique (Republic of) 9.00% 9/15/2031	USD9,800	7,533
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,170,200	7,967
Nigeria (Republic of) 7.875% 2/16/2032	USD13,200	11,437
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,291
Oman (Sultanate of) 6.00% 8/1/2029	12,400	12,788
Oman (Sultanate of) 6.25% 1/25/2031[7]	4,189	4,394
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,209
Panama (Republic of) 3.75% 4/17/2026	4,590	4,436
Panama (Republic of) 6.875% 1/31/2036	6,432	6,230
Panama (Republic of) 8.00% 3/1/2038	1,649	1,711
Panama (Republic of) 4.50% 4/16/2050	4,525	2,917
Panama (Republic of) 4.30% 4/29/2053	6,400	3,907
Panama (Republic of) 6.853% 3/28/2054	9,000	7,773
Panama (Republic of) 4.50% 1/19/2063	2,430	1,487
Paraguay (Republic of) 4.70% 3/27/2027	3,930	3,924
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,371
Peru (Republic of) 3.00% 1/15/2034	5,715	4,773
Peru (Republic of) 5.625% 11/18/2050	1,240	1,165
Peru (Republic of) 3.55% 3/10/2051	4,900	3,320
Peru (Republic of) 2.78% 12/1/2060	10,795	5,769
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]	3,400	3,227
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	3,400	2,870
Philippines (Republic of) 3.95% 1/20/2040	11,700	9,989

New World Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Poland (Republic of) 5.75% 4/25/2029	PLN46,250	$12,779
	Poland (Republic of) 4.875% 10/4/2033	USD8,680	8,615
	Poland (Republic of) 5.00% 10/25/2034	PLN150,863	39,319
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	148,000	41,492
	Qatar (State of) 3.75% 4/16/2030[7]	USD6,200	6,076
	Romania 6.625% 9/27/2029	EUR6,900	8,359
	Romania 2.00% 1/28/2032	18,275	16,328
	Romania 5.25% 5/30/2032	11,820	12,842
	Romania 2.00% 4/14/2033	7,080	5,953
	Romania 6.375% 1/30/2034[7]	USD7,448	7,061
	Romania 7.50% 2/10/2037[7]	9,840	9,801
	Romania 5.625% 5/30/2037	EUR6,595	6,802
	Romania 2.875% 4/13/2042	5,900	4,011
	Romania 5.125% 6/15/2048[7]	USD9,300	6,798
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054	15,900	15,041
	Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	12,662
	Senegal (Republic of) 5.375% 6/8/2037	715	518
	Sharjah (Emirate of) 4.625% 2/13/2032	11,900	13,424
	Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	USD17,606	17,430
	South Africa (Republic of) 5.875% 4/20/2032	8,700	8,213
	South Africa (Republic of) 11.625% 3/31/2053	ZAR220,900	11,848
	South Africa (Republic of), Series R-213, 7.00% 2/28/2031	531,900	25,703
	South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	188,190	9,392
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	859,200	41,444
	South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	23,148
	Thailand (Kingdom of) 3.45% 6/17/2043	THB771,600	26,486
	Turkey (Republic of) 5.875% 6/26/2031	USD12,630	11,709
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY659,300	15,253
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	915,200	15,611
	Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD30,300	20,532
	United Mexican States 6.875% 5/13/2037	11,065	11,214
	United Mexican States 4.75% 3/8/2044	13,300	10,107
	United Mexican States 3.75% 4/19/2071	10,285	5,630
	United Mexican States, Series M20, 8.50% 5/31/2029	MXN520,000	26,374
	United Mexican States, Series M, 7.75% 5/29/2031	1,425,849	68,807
	United Mexican States, Series M, 7.50% 5/26/2033	833,000	38,424
	United Mexican States, Series M, 7.75% 11/23/2034	641,152	29,577
	United Mexican States, Series M30, 8.50% 11/18/2038	369,000	17,163
	United Mexican States, Series M, 8.00% 7/31/2053	519,721	21,716
	United Mexican States, Series S, 4.00% 10/29/2054[9]	274,447	11,731
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD870	116
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	14,640	2,077
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	12,912	1,679
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	2,827	417
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	3,175	524
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	12,757	1,898
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	1,448	224
			2,102,526
Corporate bonds, notes & loans 0.41%
Energy 0.09%
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	6,000	6,047
	Oleoducto Central SA 4.00% 7/14/2027[7]	3,450	3,343
	Petroleos Mexicanos 6.49% 1/23/2027	6,488	6,343
	Petroleos Mexicanos 5.95% 1/28/2031	21,000	17,388
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,920
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	8,300	5,940
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	4,170	4,316
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[7]	7,100	6,793
	YPF SA 8.25% 1/17/2034[7]	6,100	5,933
			58,023

9	New World Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 0.06%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD7,517	$6,938
	BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	5,200	5,404
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,795
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	8,300	7,922
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	9,000	9,452
			36,511

Materials 0.06%
	Braskem Idesa SAPI 7.45% 11/15/2029	8,100	6,264
	Braskem Idesa SAPI 7.45% 11/15/2029[7]	3,564	2,756
	Braskem Idesa SAPI 6.99% 2/20/2032[7]	4,000	2,883
	Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	4,238	4,069
	CSN Resources SA 8.875% 12/5/2030[7]	6,200	5,941
	PT Krakatau Posco 6.375% 6/11/2027	2,400	2,396
	PT Krakatau Posco 6.375% 6/11/2029	3,600	3,567
	Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	7,286
			35,162

Consumer discretionary 0.04%
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,198
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	4,946
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	5,700	5,508
	MercadoLibre, Inc. 3.125% 1/14/2031	3,331	2,958
	Sands China, Ltd. 4.375% 6/18/2030	4,575	4,242
	Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,299
			27,151

Communication services 0.04%
	America Movil, SAB de CV, 10.125% 1/22/2029	MXN225,000	11,779
	America Movil, SAB de CV, 9.50% 1/27/2031	129,800	6,600
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD1,217	803
	PLDT, Inc. 2.50% 1/23/2031	2,590	2,255
	Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	7,100	4,687
			26,124

Industrials 0.04%
	Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]	4,520	3,682
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	5,465	5,356
	LATAM Airlines Group SA 7.875% 4/15/2030[7]	6,200	6,076
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]	1,207	1,212
	Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,086
			22,412

Utilities 0.03%
	Aegea Finance SARL 9.00% 1/20/2031[7]	5,210	5,440
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	3,304	2,892
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	2,062	1,868
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	403
	Greenko Dutch BV 3.85% 3/29/2026[7]	4,528	4,391
	SAEL, Ltd. 7.80% 7/31/2031[7]	1,622	1,541
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[8]	1,680	1,615
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[8]	4,118	4,059
			22,209

Consumer staples 0.03%
	Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,422
	MARB BondCo PLC 3.95% 1/29/2031[7]	7,700	6,665
	NBM US Holdings, Inc. 6.625% 8/6/2029[4]	6,150	6,128
			16,215

New World Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029[7]		USD7,100	$6,403
Rede D’Or Finance SARL 4.50% 1/22/2030		4,623	4,309
			10,712
Total corporate bonds, notes & loans			254,519
Total bonds, notes & other debt instruments (cost: $2,497,628,000)			2,357,045
Short-term securities 4.22%		Shares
Money market investments 4.13%
Capital Group Central Cash Fund 4.28%[5,11]		25,851,556	2,584,897

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 4.28%[5,11,12]		342,768	34,273
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26%[11,12]		5,490,516	5,491
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22%[11,12]		1,400,000	1,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19%[11,12]		1,400,000	1,400
Fidelity Investments Money Market Government Portfolio, Class I 4.22%[11,12]		1,400,000	1,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20%[11,12]		1,400,000	1,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.24%[11,12]		1,400,000	1,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25%[11,12]		1,400,000	1,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[11,12]		1,400,000	1,400
			49,564
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP226,900	4,077
Egypt (Arab Republic of) 1/6/2026	19.531	240,400	4,023
			8,100
Total short-term securities (cost: $2,642,928,000)			2,642,561
Total investment securities 100.40% (cost: $46,607,097,000)			62,844,553
Other assets less liabilities (0.40)%			(247,655)
Net assets 100.00%			$62,596,898
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
5 Year Euro-Bobl Futures	Short	262	6/10/2025	USD(35,507)	$(337)
10 Year Euro-Bund Futures	Short	265	6/10/2025	(39,561)	(113)
10 Year Ultra U.S. Treasury Note Futures	Long	397	6/30/2025	45,550	991
					$541

11	New World Fund

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	71,329	EUR	65,696	UBS AG	5/7/2025	$(3,127)
USD	8,324	MYR	36,750	HSBC Bank	5/9/2025	(198)
TRY	334,000	USD	8,442	Citibank	5/12/2025	111
BRL	75,200	USD	12,497	Citibank	5/19/2025	689
THB	549,640	USD	16,175	UBS AG	5/19/2025	305
USD	12,567	COP	52,536,350	Citibank	5/19/2025	170
CNH	131,600	USD	18,017	Citibank	5/19/2025	115
USD	45,326	BRL	261,304	Citibank	5/19/2025	(492)
USD	22,149	ZAR	422,049	Goldman Sachs	5/19/2025	(506)
USD	27,037	MYR	118,784	HSBC Bank	5/23/2025	(518)
HUF	6,608,700	USD	18,343	Morgan Stanley	5/29/2025	140
CZK	618,340	USD	28,139	UBS AG	5/29/2025	(48)
						$(3,359)
Investments in affiliates5

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Common stocks 2.41%
Consumer discretionary 0.34%
Jumbo SA	$164,381	$16,938	$327	$207	$34,985	$216,184	$3,492
Industrials 0.60%
Rumo SA	271,336	99,627	—	—	3,351	374,314	—
Wizz Air Holdings PLC[1,13]	91,945	—	199	61	21,554	—	—
						374,314
Materials 0.00%
Loma Negra Compania Industrial Argentina SA (ADR)[1,13]	59,011	—	27,182	(2,405)	15,106	—	—
Health care 1.47%
Max Healthcare Institute, Ltd.	719,773	28,987	119,985	61,447	(21,082)	669,140	—
Laurus Labs, Ltd.	203,200	—	—	—	47,457	250,657	167
						919,797
Financials 0.00%
PB Fintech, Ltd. [1,13]	523,573	—	188,429	62,788	(91,063)	—	—
Total common stocks						1,510,295
Short-term securities 4.19%
Money market investments 4.13%
Capital Group Central Cash Fund 4.28% [11]	2,533,808	6,545,705	6,494,532	103	(187)	2,584,897	53,676
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 4.28% [11,12]	45,153		10,880 [14]			34,273	— [15]
Total short-term securities						2,619,170
Total 6.60%				$122,201	$10,121	$4,129,465	$57,335

New World Fund	12

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$69,742	$93,845	0.15%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	23,284	24,691	0.04
Canva, Inc.[1,2]	8/26/2021-11/4/2021	18,022	13,532	0.02
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	1,577	1,184	0.00 [16]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	65	49	0.00 [16]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	5	4	0.00 [16]
Canva, Inc., Series A-5, noncumulative preferred shares[1,2]	11/4/2021	3	2	0.00 [16]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,990	6,128	0.01
Getir BV, Series D, preferred shares[1,2]	5/27/2021	46,500	— [3]	0.00 [16]
Total		$165,188	$139,435	0.22%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $139,435,000, which represented 0.22% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]
All or a portion of this security was on loan. The total value of all such securities was $127,215,000, which represented 0.20% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $259,180,000, which represented
0.41% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 4/30/2025.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2025. Refer to the investment portfolio for the security value at 4/30/2025.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[16]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

13	New World Fund

Financial statements
Statement of assets and liabilities at April 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $127,215 of investment securities on loan):
Unaffiliated issuers (cost: $42,993,239)	$58,715,088
Affiliated issuers (cost: $3,613,858)	4,129,465	$62,844,553
Cash		5,898
Cash collateral pledged for futures contracts		2,204
Cash collateral pledged for forward currency contracts		4,250
Cash denominated in currencies other than U.S. dollars (cost: $162,617)		163,341
Unrealized appreciation on open forward currency contracts		1,530
Receivables for:
Sales of investments	116,661
Sales of fund’s shares	54,774
Dividends and interest	152,118
Securities lending income	77	323,630
		63,345,406
Liabilities:
Collateral for securities on loan		49,564
Unrealized depreciation on open forward currency contracts		4,889
Payables for:
Purchases of investments	282,195
Repurchases of fund’s shares	51,719
Investment advisory services	25,025
Services provided by related parties	5,333
Directors’ deferred compensation	3,412
Variation margin on futures contracts	237
Non-U.S. taxes	312,267
Other	13,867	694,055
Net assets at April 30, 2025		$62,596,898
Net assets consist of:
Capital paid in on shares of capital stock		$46,065,338
Total distributable earnings (accumulated loss)		16,531,560
Net assets at April 30, 2025		$62,596,898

Refer to the notes to financial statements.

New World Fund	14

Financial statements (continued)
Statement of assets and liabilities at April 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (785,099 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$12,327,801	154,352	$79.87
Class C	237,683	3,126	76.03
Class T	14	— *	79.62
Class F-1	798,668	10,072	79.29
Class F-2	18,108,639	227,441	79.62
Class F-3	8,304,752	103,907	79.92
Class 529-A	875,570	11,083	79.00
Class 529-C	15,165	199	76.21
Class 529-E	28,285	361	78.30
Class 529-T	18	— *	79.63
Class 529-F-1	12	— *	78.64
Class 529-F-2	140,788	1,766	79.74
Class 529-F-3	13	— *	79.51
Class R-1	17,721	233	76.13
Class R-2	231,809	3,048	76.04
Class R-2E	41,428	530	78.22
Class R-3	477,095	6,087	78.38
Class R-4	756,499	9,542	79.28
Class R-5E	135,177	1,715	78.85
Class R-5	299,760	3,740	80.16
Class R-6	19,800,001	247,897	79.87
*
Amount less than one thousand.
Refer to the notes to financial statements.

15	New World Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $51,203; also includes $57,335 from affiliates)	$593,566
Interest from unaffiliated issuers (net of non-U.S. taxes of $878)	95,208
Securities lending income (net of fees)	1,246	$690,020
Fees and expenses*:
Investment advisory services	156,878
Distribution services	21,704
Transfer agent services	23,670
Administrative services	9,304
529 plan services	285
Reports to shareholders	1,254
Registration statement and prospectus	1,198
Directors’ compensation	39
Auditing and legal	72
Custodian	6,909
State and local taxes	1
Other	487	221,801
Net investment income		468,219
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $39,575):
Unaffiliated issuers	397,976
Affiliated issuers	122,201
Futures contracts	(4,680)
Forward currency contracts	4,968
In-kind redemptions	36,177
Currency transactions	(5,197)	551,445
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $319,619):
Unaffiliated issuers	(367,013)
Affiliated issuers	10,121
Futures contracts	4,048
Forward currency contracts	(4,779)
Currency translations	2,643	(354,980)
Net realized gain (loss) and unrealized appreciation (depreciation)		196,465
Net increase (decrease) in net assets resulting from operations		$664,684
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

New World Fund	16

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2025*	2024

Operations:
Net investment income	$468,219	$847,661
Net realized gain (loss)	551,445	1,623,961
Net unrealized appreciation (depreciation)	(354,980)	8,777,776
Net increase (decrease) in net assets resulting from operations	664,684	11,249,398
Distributions paid to shareholders	(2,364,867)	(1,413,453)
Net capital share transactions	2,002,905	4,723,441
Total increase (decrease) in net assets	302,722	14,559,386
Net assets:
Beginning of period	62,294,176	47,734,790
End of period	$62,596,898	$62,294,176
*
Unaudited.
Refer to the notes to financial statements.

17	New World Fund

Notes to financial statementsunaudited
1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

New World Fund	18

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

19	New World Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):

New World Fund	20

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$3,065,316	$8,780,697	— *	$11,846,013
Information technology	3,367,758	6,217,299	13,532	9,598,589
Consumer discretionary	2,807,406	4,936,355	—	7,743,761
Industrials	1,820,401	4,983,528	—	6,803,929
Communication services	2,797,113	3,108,185	—	5,905,298
Consumer staples	990,006	3,411,219	—	4,401,225
Health care	1,725,168	2,526,173	—	4,251,341
Materials	2,019,908	1,018,726	— *	3,038,634
Energy	438,248	1,078,367	— *	1,516,615
Real estate	60,518	1,122,118	—	1,182,636
Utilities	387,591	721,881	—	1,109,472
Preferred securities	205,252	119,570	119,775	444,597
Convertible stocks	2,837	—	—	2,837
Bonds, notes & other debt instruments	—	2,357,045	—	2,357,045
Short-term securities	2,634,461	8,100	—	2,642,561
Total	$22,321,983	$40,389,263	$133,307	$62,844,553

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$991	$—	$—	$991
Unrealized appreciation on open forward currency contracts	—	1,530	—	1,530
Liabilities:
Unrealized depreciation on futures contracts	(450)	—	—	(450)
Unrealized depreciation on open forward currency contracts	—	(4,889)	—	(4,889)
Total	$541	$(3,359)	$—	$(2,818)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

21	New World Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2025, the total value of securities on loan was $127,215,000, and the total value of collateral received was $133,392,000. Collateral received includes cash of $49,564,000 and U.S. government securities of $83,828,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

23	New World Fund

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $161,123,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $288,636,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, April 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$991	Unrealized depreciation*	$450
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,530	Unrealized depreciation on open forward currency contracts	4,889
			$2,521		$5,339

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4,680)	Net unrealized appreciation (depreciation) on futures contracts	$4,048
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	4,968	Net unrealized appreciation (depreciation) on forward currency contracts	(4,779)
			$288		$(731)
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

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Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$1,085	$ (492)	$ —	$ (320)	$273
Morgan Stanley	140	—	—	—	140
UBS AG	305	(305)	—	—	—
Total	$1,530	$ (797)	$ —	$ (320)	$413
Liabilities:
Citibank	$492	$ (492)	$ —	$ —	$ —
Goldman Sachs	506	—	—	(506)	—
HSBC Bank	716	—	—	(580)	136
UBS AG	3,175	(305)	—	(2,870)	—
Total	$4,889	$ (797)	$ —	$ (3,956)	$136
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

25	New World Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2025, the fund recognized $1,142,000 in EU reclaims (net of $85,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$601,320
Undistributed long-term capital gains	1,658,196
As of April 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$17,943,003
Gross unrealized depreciation on investments	(1,934,011)
Net unrealized appreciation (depreciation) on investments	16,008,992
Cost of investments	46,832,743

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Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$101,751	$338,020	$439,771	$155,865	$153,467	$309,332
Class C	14	7,407	7,421	1,498	3,975	5,473
Class T	— *	— *	— *	— *	— *	— *
Class F-1	6,837	22,438	29,275	11,113	10,844	21,957
Class F-2	200,228	478,319	678,547	249,174	195,534	444,708
Class F-3	102,677	224,185	326,862	123,391	90,678	214,069
Class 529-A	7,066	24,169	31,235	11,029	11,056	22,085
Class 529-C	—	458	458	72	264	336
Class 529-E	168	797	965	324	387	711
Class 529-T	— *	— *	— *	— *	— *	— *
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	1,489	3,619	5,108	1,929	1,508	3,437
Class 529-F-3	— *	— *	— *	— *	— *	— *
Class R-1	—	518	518	148	288	436
Class R-2	351	6,856	7,207	1,640	3,191	4,831
Class R-2E	194	1,137	1,331	349	456	805
Class R-3	2,892	13,370	16,262	5,087	5,911	10,998
Class R-4	6,853	20,943	27,796	9,772	9,062	18,834
Class R-5E	1,385	3,373	4,758	1,507	1,213	2,720
Class R-5	3,388	7,751	11,139	4,872	3,692	8,564
Class R-6	244,454	531,760	776,214	198,476	145,681	344,157
Total	$679,747	$1,685,120	$2,364,867	$776,246	$637,207	$1,413,453
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.474% on such assets in excess of $55 billion. For the six months ended April 30, 2025, the investment advisory services fees were $156,878,000, which were equivalent to an annualized rate of 0.506% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

27	New World Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2025, the 529 plan services fees were $285,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

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For the six months ended April 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$15,081	$10,246	$1,859	Not applicable
Class C	1,262	210	38	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,007	602	121	Not applicable
Class F-2	Not applicable	10,226	2,661	Not applicable
Class F-3	Not applicable	67	1,241	Not applicable
Class 529-A	962	678	131	$236
Class 529-C	76	12	2	4
Class 529-E	70	12	4	8
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	51	20	37
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	91	9	3	Not applicable
Class R-2	884	419	35	Not applicable
Class R-2E	122	42	6	Not applicable
Class R-3	1,193	372	72	Not applicable
Class R-4	956	398	115	Not applicable
Class R-5E	Not applicable	94	19	Not applicable
Class R-5	Not applicable	80	44	Not applicable
Class R-6	Not applicable	152	2,933	Not applicable

Total class-specific expenses	$21,704	$23,670	$9,304	$285
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $39,000 in the fund’s statement of operations reflects $132,000 in current fees (either paid in cash or deferred) and a net decrease of $93,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $351,023,000 and $561,253,000, respectively, which generated $70,055,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2025.

29	New World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$255,217	3,229	$432,080	5,582	$(1,034,347)	(13,055)	$(347,050)	(4,244)
Class C	10,275	137	7,394	100	(51,053)	(680)	(33,384)	(443)
Class T	—	—	—	—	—	—	—	—
Class F-1	43,806	556	28,653	372	(105,596)	(1,348)	(33,137)	(420)
Class F-2	2,078,193	26,368	660,989	8,574	(2,215,679)	(28,204)	523,503	6,738
Class F-3	788,443	9,866	319,611	4,131	(1,027,774)	(12,970)	80,280	1,027
Class 529-A	33,520	427	31,224	408	(83,082)	(1,059)	(18,338)	(224)
Class 529-C	2,014	27	457	6	(4,521)	(60)	(2,050)	(27)
Class 529-E	1,016	13	965	13	(3,818)	(49)	(1,837)	(23)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	14,310	181	5,108	66	(11,964)	(151)	7,454	96
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,454	19	518	7	(6,140)	(79)	(4,168)	(53)
Class R-2	17,192	228	7,205	98	(36,988)	(491)	(12,591)	(165)
Class R-2E	5,645	73	1,331	18	(6,445)	(84)	531	7
Class R-3	44,430	572	16,191	213	(72,633)	(935)	(12,012)	(150)
Class R-4	79,300	1,005	27,790	362	(124,639)	(1,587)	(17,549)	(220)
Class R-5E	33,209	422	4,753	62	(17,273)	(220)	20,689	264
Class R-5	40,875	514	11,098	143	(42,517)	(533)	9,456	124
Class R-6	3,493,938	43,873	774,981	10,024	(2,425,812)	(30,528)	1,843,107	23,369
Total net increase (decrease)	$6,942,837	87,510	$2,330,349	30,179	$(7,270,281)	(92,033)	$2,002,905	25,656
Refer to the end of the table(s) for footnote(s).

New World Fund	30

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$543,291	6,972	$304,076	4,130	$(1,729,780)	(22,140)	$(882,413)	(11,038)
Class C	24,549	332	5,456	78	(99,859)	(1,347)	(69,854)	(937)
Class T	—	—	—	—	—	—	—	—
Class F-1	100,351	1,306	21,533	295	(252,981)	(3,288)	(131,097)	(1,687)
Class F-2	3,534,926	45,388	432,550	5,898	(3,452,700)	(44,379)	514,776	6,907
Class F-3	1,716,110	21,899	208,841	2,838	(1,659,877)	(21,275)	265,074	3,462
Class 529-A	64,287	834	22,074	303	(156,481)	(2,027)	(70,120)	(890)
Class 529-C	3,850	52	335	5	(10,351)	(140)	(6,166)	(83)
Class 529-E	1,752	23	709	10	(5,938)	(78)	(3,477)	(45)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,062	296	3,437	47	(25,515)	(325)	984	18
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,613	49	434	6	(6,533)	(88)	(2,486)	(33)
Class R-2	38,017	511	4,827	69	(65,232)	(869)	(22,388)	(289)
Class R-2E	11,066	144	805	11	(10,340)	(134)	1,531	21
Class R-3	94,043	1,222	10,949	151	(127,011)	(1,651)	(22,019)	(278)
Class R-4	150,827	1,953	18,847	258	(185,935)	(2,383)	(16,261)	(172)
Class R-5E	30,222	390	2,719	37	(24,249)	(317)	8,692	110
Class R-5	58,235	744	8,530	115	(100,623)	(1,286)	(33,858)	(427)
Class R-6	6,900,469	88,443	343,204	4,667	(2,051,150)	(25,962)	5,192,523	67,148
Total net increase (decrease)	$13,298,670	170,558	$1,389,326	18,918	$(9,964,555)	(127,689)	$4,723,441	61,787
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,338,177,000 and $15,186,869,000, respectively, during the six months ended April 30, 2025.

31	New World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2025[5,6]	$82.05	$.49	$.15	$.64	$(.65 )	$(2.17)	$(2.82)	$79.87	.89%[7]	$12,328	.98%[8]	.98%[8]	1.24%[8]
10/31/2024	68.46	.96	14.47	15.43	(.93 )	(.91 )	(1.84)	82.05	22.85	13,012.98		.98	1.23
10/31/2023	62.50	.83	5.72	6.55	(.59 )	—	(.59 )	68.46	10.50	11,612	1.00	1.00	1.17
10/31/2022	93.89	.69	(26.15)	(25.46)	(.37 )	(5.56)	(5.93)	62.50	(28.73)	11,303.96		.96	.93
10/31/2021	73.88	.38	19.72	20.10	(.09 )	—	(.09 )	93.89	27.20	17,043.96		.96	.42
10/31/2020	69.13	.27	7.06	7.33	(.74 )	(1.84)	(2.58)	73.88	10.78	13,341	1.00	1.00	.40
Class C:
4/30/2025[5,6]	77.86	.17	.17	.34	— [9]	(2.17)	(2.17)	76.03	.53 [7]	238	1.73 [8]	1.73 [8]	.45 [8]
10/31/2024	64.99	.36	13.76	14.12	(.34 )	(.91 )	(1.25)	77.86	21.94	278	1.72	1.72	.48
10/31/2023	59.27	.28	5.45	5.73	(.01 )	—	(.01 )	64.99	9.67	293	1.75	1.75	.41
10/31/2022	89.61	.11	(24.89)	(24.78)	—	(5.56)	(5.56)	59.27	(29.28)	335	1.72	1.72	.15
10/31/2021	70.96	(.29 )	18.94	18.65	—	—	—	89.61	26.26	598	1.70	1.70	(.33 )
10/31/2020	66.46	(.22 )	6.75	6.53	(.19 )	(1.84)	(2.03)	70.96	9.98	533	1.74	1.74	(.33 )
Class T:
4/30/2025[5,6]	81.96	.58	.15	.73	(.90 )	(2.17)	(3.07)	79.62	1.01 [7,10]	— [11]	.71 [8,10]	.71 [8,10]	1.47 [8,10]
10/31/2024	68.42	1.14	14.45	15.59	(1.14)	(.91 )	(2.05)	81.96	23.15 [10]	— [11]	.69 [10]	.69 [10]	1.46 [10]
10/31/2023	62.49	1.01	5.71	6.72	(.79 )	—	(.79 )	68.42	10.79 [10]	— [11]	.72 [10]	.72 [10]	1.42 [10]
10/31/2022	93.87	.87	(26.11)	(25.24)	(.58 )	(5.56)	(6.14)	62.49	(28.56)[10]	— [11]	.71 [10]	.71 [10]	1.18 [10]
10/31/2021	73.86	.58	19.69	20.27	(.26 )	—	(.26 )	93.87	27.47 [10]	— [11]	.74 [10]	.74 [10]	.63 [10]
10/31/2020	69.12	.43	7.05	7.48	(.90 )	(1.84)	(2.74)	73.86	11.05 [10]	— [11]	.76 [10]	.76 [10]	.62 [10]
Class F-1:
4/30/2025[5,6]	81.48	.49	.15	.64	(.66 )	(2.17)	(2.83)	79.29	.89 [7]	799	.97 [8]	.97 [8]	1.24 [8]
10/31/2024	67.99	.96	14.38	15.34	(.94 )	(.91 )	(1.85)	81.48	22.87	855.97		.97	1.24
10/31/2023	62.05	.85	5.67	6.52	(.58 )	—	(.58 )	67.99	10.53	828.96		.96	1.21
10/31/2022	93.27	.67	(25.95)	(25.28)	(.38 )	(5.56)	(5.94)	62.05	(28.74)	854.96		.96	.91
10/31/2021	73.39	.39	19.58	19.97	(.09 )	—	(.09 )	93.27	27.22	1,418.95		.95	.43
10/31/2020	68.68	.29	7.01	7.30	(.75 )	(1.84)	(2.59)	73.39	10.83	1,097.98		.98	.43
Class F-2:
4/30/2025[5,6]	81.95	.61	.14	.75	(.91 )	(2.17)	(3.08)	79.62	1.05 [7]	18,109	.68 [8]	.68 [8]	1.55 [8]
10/31/2024	68.39	1.19	14.44	15.63	(1.16)	(.91 )	(2.07)	81.95	23.20	18,086.68		.68	1.53
10/31/2023	62.44	1.05	5.70	6.75	(.80 )	—	(.80 )	68.39	10.85	14,620.68		.68	1.48
10/31/2022	93.83	.90	(26.09)	(25.19)	(.64 )	(5.56)	(6.20)	62.44	(28.52)	14,343.68		.68	1.22
10/31/2021	73.81	.65	19.68	20.33	(.31 )	—	(.31 )	93.83	27.55	20,219.67		.67	.72
10/31/2020	69.06	.48	7.05	7.53	(.94 )	(1.84)	(2.78)	73.81	11.14	14,085.70		.70	.70
Class F-3:
4/30/2025[5,6]	82.29	.65	.14	.79	(.99 )	(2.17)	(3.16)	79.92	1.09 [7]	8,305	.57 [8]	.57 [8]	1.65 [8]
10/31/2024	68.67	1.28	14.49	15.77	(1.24)	(.91 )	(2.15)	82.29	23.34	8,466.57		.57	1.63
10/31/2023	62.70	1.13	5.73	6.86	(.89 )	—	(.89 )	68.67	10.98	6,827.58		.58	1.59
10/31/2022	94.20	.99	(26.19)	(25.20)	(.74 )	(5.56)	(6.30)	62.70	(28.45)	5,666.57		.57	1.34
10/31/2021	74.08	.76	19.74	20.50	(.38 )	—	(.38 )	94.20	27.70	7,473.57		.57	.83
10/31/2020	69.30	.55	7.08	7.63	(1.01)	(1.84)	(2.85)	74.08	11.25	4,850.60		.60	.81
Class 529-A:
4/30/2025[5,6]	81.18	.47	.15	.62	(.63 )	(2.17)	(2.80)	79.00	.89 [7]	875	1.00 [8]	1.00 [8]	1.22 [8]
10/31/2024	67.75	.93	14.32	15.25	(.91 )	(.91 )	(1.82)	81.18	22.81	918	1.00	1.00	1.20
10/31/2023	61.86	.80	5.66	6.46	(.57 )	—	(.57 )	67.75	10.48	826	1.02	1.02	1.14
10/31/2022	93.01	.66	(25.89)	(25.23)	(.36 )	(5.56)	(5.92)	61.86	(28.76)	807.99		.99	.90
10/31/2021	73.19	.36	19.54	19.90	(.08 )	—	(.08 )	93.01	27.17	1,205.97		.97	.40
10/31/2020	68.50	.25	6.99	7.24	(.71 )	(1.84)	(2.55)	73.19	10.77	971	1.02	1.02	.37
Refer to the end of the table(s) for footnote(s).

New World Fund	32

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2025[5,6]	$78.05	$.17	$.16	$.33	$—	$(2.17)	$(2.17)	$76.21	.50%[7]	$15	1.74%[8]	1.74%[8]	.45%[8]
10/31/2024	65.08	.34	13.79	14.13	(.25 )	(.91 )	(1.16)	78.05	21.91	18	1.75	1.75	.45
10/31/2023	59.37	.24	5.47	5.71	—	—	—	65.08	9.62	20	1.80	1.80	.36
10/31/2022	89.80	.07	(24.94)	(24.87)	—	(5.56)	(5.56)	59.37	(29.31)	25	1.77	1.77	.09
10/31/2021	71.13	(.33 )	19.00	18.67	—	—	—	89.80	26.23	46	1.73	1.73	(.38 )
10/31/2020	66.62	(.21 )	6.73	6.52	(.17 )	(1.84)	(2.01)	71.13	9.93	47	1.78	1.78	(.32 )
Class 529-E:
4/30/2025[5,6]	80.38	.39	.16	.55	(.46 )	(2.17)	(2.63)	78.30	.78 [7]	28	1.19 [8]	1.19 [8]	1.01 [8]
10/31/2024	67.09	.78	14.19	14.97	(.77 )	(.91 )	(1.68)	80.38	22.57	31	1.19	1.19	1.01
10/31/2023	61.25	.66	5.61	6.27	(.43 )	—	(.43 )	67.09	10.27	29	1.21	1.21	.95
10/31/2022	92.11	.51	(25.66)	(25.15)	(.15 )	(5.56)	(5.71)	61.25	(28.90)	29	1.19	1.19	.70
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93	45	1.18	1.18	.19
10/31/2020	67.94	.13	6.92	7.05	(.58 )	(1.84)	(2.42)	72.57	10.55	38	1.22	1.22	.19
Class 529-T:
4/30/2025[5,6]	81.92	.56	.14	.70	(.82 )	(2.17)	(2.99)	79.63	.97 [7,10]	— [11]	.78 [8,10]	.78 [8,10]	1.42 [8,10]
10/31/2024	68.40	1.10	14.45	15.55	(1.12)	(.91 )	(2.03)	81.92	23.08 [10]	— [11]	.78 [10]	.78 [10]	1.41 [10]
10/31/2023	62.47	.98	5.70	6.68	(.75 )	—	(.75 )	68.40	10.74 [10]	— [11]	.75 [10]	.75 [10]	1.39 [10]
10/31/2022	93.83	.84	(26.10)	(25.26)	(.54 )	(5.56)	(6.10)	62.47	(28.58)[10]	— [11]	.75 [10]	.75 [10]	1.14 [10]
10/31/2021	73.84	.53	19.69	20.22	(.23 )	—	(.23 )	93.83	27.43 [10]	— [11]	.78 [10]	.78 [10]	.59 [10]
10/31/2020	69.10	.40	7.06	7.46	(.88 )	(1.84)	(2.72)	73.84	11.00 [10]	— [11]	.79 [10]	.79 [10]	.59 [10]
Class 529-F-1:
4/30/2025[5,6]	80.95	.55	.14	.69	(.83 )	(2.17)	(3.00)	78.64	.97 [7,10]	— [11]	.78 [8,10]	.78 [8,10]	1.41 [8,10]
10/31/2024	67.61	1.06	14.28	15.34	(1.09)	(.91 )	(2.00)	80.95	23.04 [10]	— [11]	.78 [10]	.78 [10]	1.37 [10]
10/31/2023	61.77	.93	5.65	6.58	(.74 )	—	(.74 )	67.61	10.68 [10]	— [11]	.79 [10]	.79 [10]	1.33 [10]
10/31/2022	92.91	.81	(25.82)	(25.01)	(.57 )	(5.56)	(6.13)	61.77	(28.60)[10]	— [11]	.78 [10]	.78 [10]	1.11 [10]
10/31/2021	73.20	.55	19.53	20.08	(.37 )	—	(.37 )	92.91	27.44 [10]	— [11]	.75 [10]	.75 [10]	.60 [10]
10/31/2020	68.51	.41	6.98	7.39	(.86 )	(1.84)	(2.70)	73.20	11.01 [10]	— [11]	.80 [10]	.80 [10]	.60 [10]
Class 529-F-2:
4/30/2025[5,6]	82.06	.60	.14	.74	(.89 )	(2.17)	(3.06)	79.74	1.02 [7]	141	.70 [8]	.70 [8]	1.54 [8]
10/31/2024	68.49	1.19	14.46	15.65	(1.17)	(.91 )	(2.08)	82.06	23.21	137.69		.69	1.52
10/31/2023	62.53	1.05	5.71	6.76	(.80 )	—	(.80 )	68.49	10.85	113.68		.68	1.49
10/31/2022	93.92	.90	(26.14)	(25.24)	(.59 )	(5.56)	(6.15)	62.53	(28.54)	103.69		.69	1.21
10/31/2021	73.88	.59	19.69	20.28	(.24 )	—	(.24 )	93.92	27.48	138.74		.74	.65
10/31/2020[5,12]	73.88	—	—	—	—	—	—	73.88	—	97	—	—	—
Class 529-F-3:
4/30/2025[5,6]	81.87	.61	.14	.75	(.94 )	(2.17)	(3.11)	79.51	1.04 [7]	— [11]	.63 [8]	.63 [8]	1.56 [8]
10/31/2024	68.35	1.19	14.43	15.62	(1.19)	(.91 )	(2.10)	81.87	23.22	— [11]	.63	.63	1.52
10/31/2023	62.44	1.04	5.71	6.75	(.84 )	—	(.84 )	68.35	10.84	— [11]	.65	.65	1.48
10/31/2022	93.84	.92	(26.08)	(25.16)	(.68 )	(5.56)	(6.24)	62.44	(28.50)	— [11]	.64	.64	1.25
10/31/2021	73.88	.67	19.68	20.35	(.39 )	—	(.39 )	93.84	27.58	— [11]	.67	.62	.73
10/31/2020[5,12]	73.88	—	—	—	—	—	—	73.88	—	— [11]	—	—	—
Class R-1:
4/30/2025[5,6]	77.94	.20	.16	.36	—	(2.17)	(2.17)	76.13	.54 [7]	18	1.65 [8]	1.65 [8]	.53 [8]
10/31/2024	65.13	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.94	22.02	22	1.66	1.66	.55
10/31/2023	59.48	.33	5.48	5.81	(.16 )	—	(.16 )	65.13	9.77	21	1.67	1.67	.49
10/31/2022	89.83	.19	(24.98)	(24.79)	—	(5.56)	(5.56)	59.48	(29.21)	21	1.63	1.63	.26
10/31/2021	71.14	(.28 )	18.97	18.69	—	—	—	89.83	26.26	29	1.70	1.70	(.32 )
10/31/2020	66.65	(.24 )	6.78	6.54	(.21 )	(1.84)	(2.05)	71.14	9.96	24	1.77	1.77	(.37 )
Refer to the end of the table(s) for footnote(s).

33	New World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2025[5,6]	$77.97	$.20	$.15	$.35	$(.11 )	$(2.17)	$(2.28)	$76.04	.52%[7]	$232	1.67%[8]	1.67%[8]	.53%[8]
10/31/2024	65.16	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.97	22.01	250	1.66	1.66	.54
10/31/2023	59.47	.33	5.48	5.81	(.12 )	—	(.12 )	65.16	9.77	228	1.67	1.67	.49
10/31/2022	89.85	.15	(24.97)	(24.82)	—	(5.56)	(5.56)	59.47	(29.24)	224	1.67	1.67	.21
10/31/2021	71.13	(.26 )	18.98	18.72	—	—	—	89.85	26.30	341	1.66	1.66	(.29 )
10/31/2020	66.67	(.20 )	6.78	6.58	(.28 )	(1.84)	(2.12)	71.13	10.03	293	1.70	1.70	(.30 )
Class R-2E:
4/30/2025[5,6]	80.28	.33	.15	.48	(.37 )	(2.17)	(2.54)	78.22	.69 [7]	41	1.38 [8]	1.38 [8]	.85 [8]
10/31/2024	67.07	.64	14.18	14.82	(.70 )	(.91 )	(1.61)	80.28	22.37	42	1.37	1.37	.83
10/31/2023	61.22	.55	5.61	6.16	(.31 )	—	(.31 )	67.07	10.08	34	1.38	1.38	.79
10/31/2022	92.06	.37	(25.65)	(25.28)	—	(5.56)	(5.56)	61.22	(29.03)	28	1.38	1.38	.51
10/31/2021	72.67	— [9]	19.39	19.39	—	—	—	92.06	26.67	42	1.37	1.37	— [13]
10/31/2020	68.10	— [9]	6.92	6.92	(.51 )	(1.84)	(2.35)	72.67	10.34	35	1.41	1.41	(.01 )
Class R-3:
4/30/2025[5,6]	80.47	.38	.17	.55	(.47 )	(2.17)	(2.64)	78.38	.77 [7]	477	1.22 [8]	1.22 [8]	.99 [8]
10/31/2024	67.20	.76	14.21	14.97	(.79 )	(.91 )	(1.70)	80.47	22.56	502	1.21	1.21	.99
10/31/2023	61.34	.65	5.62	6.27	(.41 )	—	(.41 )	67.20	10.26	438	1.22	1.22	.94
10/31/2022	92.20	.48	(25.67)	(25.19)	(.11 )	(5.56)	(5.67)	61.34	(28.92)	417	1.22	1.22	.66
10/31/2021	72.67	.13	19.40	19.53	—	—	—	92.20	26.86	644	1.22	1.22	.15
10/31/2020	68.03	.10	6.93	7.03	(.55 )	(1.84)	(2.39)	72.67	10.51	563	1.26	1.26	.14
Class R-4:
4/30/2025[5,6]	81.51	.50	.15	.65	(.71 )	(2.17)	(2.88)	79.28	.90 [7]	756	.92 [8]	.92 [8]	1.29 [8]
10/31/2024	68.03	1.00	14.38	15.38	(.99 )	(.91 )	(1.90)	81.51	22.93	796.92		.92	1.29
10/31/2023	62.11	.87	5.69	6.56	(.64 )	—	(.64 )	68.03	10.58	676.93		.93	1.23
10/31/2022	93.33	.72	(25.99)	(25.27)	(.39 )	(5.56)	(5.95)	62.11	(28.70)	673.92		.92	.98
10/31/2021	73.44	.42	19.59	20.01	(.12 )	—	(.12 )	93.33	27.26	989.92		.92	.46
10/31/2020	68.72	.31	7.01	7.32	(.76 )	(1.84)	(2.60)	73.44	10.87	759.94		.94	.46
Class R-5E:
4/30/2025[5,6]	81.18	.60	.13	.73	(.89 )	(2.17)	(3.06)	78.85	1.02 [7]	135	.72 [8]	.72 [8]	1.54 [8]
10/31/2024	67.77	1.15	14.31	15.46	(1.14)	(.91 )	(2.05)	81.18	23.17	118.72		.72	1.48
10/31/2023	61.88	1.02	5.65	6.67	(.78 )	—	(.78 )	67.77	10.80	91.73		.73	1.45
10/31/2022	93.07	.85	(25.86)	(25.01)	(.62 )	(5.56)	(6.18)	61.88	(28.57)	74.72		.72	1.16
10/31/2021	73.23	.63	19.50	20.13	(.29 )	—	(.29 )	93.07	27.52	102.71		.71	.70
10/31/2020	68.56	.44	7.01	7.45	(.94 )	(1.84)	(2.78)	73.23	11.08	57.74		.74	.66
Class R-5:
4/30/2025[5,6]	82.50	.64	.14	.78	(.95 )	(2.17)	(3.12)	80.16	1.08 [7]	300	.62 [8]	.62 [8]	1.61 [8]
10/31/2024	68.83	1.24	14.55	15.79	(1.21)	(.91 )	(2.12)	82.50	23.29	298.62		.62	1.58
10/31/2023	62.85	1.10	5.73	6.83	(.85 )	—	(.85 )	68.83	10.90	278.63		.63	1.54
10/31/2022	94.40	.95	(26.25)	(25.30)	(.69 )	(5.56)	(6.25)	62.85	(28.48)	250.62		.62	1.28
10/31/2021	74.24	.70	19.81	20.51	(.35 )	—	(.35 )	94.40	27.64	378.62		.62	.76
10/31/2020	69.43	.52	7.09	7.61	(.96 )	(1.84)	(2.80)	74.24	11.20	304.64		.64	.76
Class R-6:
4/30/2025[5,6]	82.24	.65	.15	.80	(1.00)	(2.17)	(3.17)	79.87	1.10 [7]	19,800	.57 [8]	.57 [8]	1.66 [8]
10/31/2024	68.63	1.28	14.49	15.77	(1.25)	(.91 )	(2.16)	82.24	23.35	18,465.57		.57	1.63
10/31/2023	62.67	1.13	5.72	6.85	(.89 )	—	(.89 )	68.63	10.97	10,801.58		.58	1.59
10/31/2022	94.15	.99	(26.17)	(25.18)	(.74 )	(5.56)	(6.30)	62.67	(28.45)	8,393.57		.57	1.34
10/31/2021	74.05	.73	19.75	20.48	(.38 )	—	(.38 )	94.15	27.70	10,326.57		.57	.80
10/31/2020	69.27	.56	7.07	7.63	(1.01)	(1.84)	(2.85)	74.05	11.26	8,255.59		.59	.82
Refer to the end of the table(s) for footnote(s).

New World Fund	34

Financial highlights (continued)

	Six months ended April 30, 2025[5,6,7]	Year ended October 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[14]	25%	37%	32%	39%	32%	40%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

35	New World Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

New World Fund	36

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 07, 2025